UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

       /s/ Arthur Pesner     Roslyn Heights, NY     April 11, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     50

Form13F Information Table Value Total:     $79,146 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106      449    13200 SH       SOLE                        0        0    13200
AGNICO EAGLE MINES LTD         COM              008474108     1185    17500 SH       SOLE                        0        0    17500
AMERICAN INTL GROUP INC        COM              026874107     4038    93363 SH       SOLE                     1000        0    92363
AMERICREDIT CORP               COM              03060R101      111    11000 SH       SOLE                        0        0    11000
AMGEN INC                      COM              031162100      541    12950 SH       SOLE                        0        0    12950
ANADARKO PETE CORP             COM              032511107      277     4400 SH       SOLE                        0        0     4400
BANK OF AMERICA CORPORATION    COM              060505104      298     7851 SH       SOLE                        0        0     7851
BRISTOL MYERS SQUIBB CO        COM              110122108     3636   170696 SH       SOLE                        0        0   170696
CATHAY GENERAL BANCORP         COM              149150104      659    31800 SH       SOLE                        0        0    31800
CENTEX CORP                    COM              152312104      351    14500 SH       SOLE                        0        0    14500
CIT GROUP INC                  COM              125581108      130    11000 SH       SOLE                        0        0    11000
COCA COLA CO                   COM              191216100      280     4600 SH       SOLE                        0        0     4600
CROSS TIMBERS RTY TR           TR UNIT          22757R109     1342    27365 SH       SOLE                        0        0    27365
DNP SELECT INCOME FD           COM              23325P104      111    10210 SH       SOLE                        0        0    10210
EXXON MOBIL CORP               COM              30231G102      309     3655 SH       SOLE                        0        0     3655
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     4272   233075 SH       SOLE                    10000        0   223075
FIFTH THIRD BANCORP            COM              316773100     2312   110520 SH       SOLE                     1000        0   109520
FOREST CITY ENTERPRISES INC    CL A             345550107      386    10500 SH       SOLE                        0        0    10500
FREIGHTCAR AMER INC            COM              357023100      635    18500 SH       SOLE                        0        0    18500
GENERAL ELECTRIC CO            COM              369604103      397    10725 SH       SOLE                        0        0    10725
GERON CORP                     COM              374163103     2709   555217 SH       SOLE                    60000        0   495217
GOLDCORP INC NEW               COM              380956409      372     9600 SH       SOLE                        0        0     9600
HEALTHCARE RLTY TR             COM              421946104     1549    59233 SH       SOLE                        0        0    59233
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102      405    11900 SH       SOLE                        0        0    11900
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     5972   216550 SH       SOLE                     9000        0   207550
INTEL CORP                     COM              458140100     4436   209427 SH       SOLE                        0        0   209427
ISTAR FINL INC                 COM              45031U101      175    12500 SH       SOLE                     5000        0     7500
JOHNSON & JOHNSON              COM              478160104      201     3100 SH       SOLE                        0        0     3100
JP MORGAN CHASE & CO           COM              46625H100      711    16564 SH       SOLE                        0        0    16564
MITSUBISHI UFJ FINL GROUP IN   SPONSORED ADR    606822104     1727   198520 SH       SOLE                    12000        0   186520
MOTOROLA INC                   COM              620076109     1758   189042 SH       SOLE                        0        0   189042
NEPHROS INC                    COM              640671103       13    15000 SH       SOLE                        0        0    15000
NEW YORK CMNTY BANCORP INC     COM              649445103      839    46027 SH       SOLE                        0        0    46027
NEWMONT MINING CORP            COM              651639106     3036    67017 SH       SOLE                        0        0    67017
O REILLY AUTOMOTIVE INC        COM              686091109      750    26300 SH       SOLE                        0        0    26300
PAN AMERICAN SILVER CORP       COM              697900108      269     7000 SH       SOLE                        0        0     7000
PENN WEST ENERGY TR            TR UNIT          707885109     2048    73186 SH       SOLE                        0        0    73186
PFIZER INC                     COM              717081103     2561   122363 SH       SOLE                        0        0   122363
PICO HLDGS INC                 COM NEW          693366205     2536    83900 SH       SOLE                        0        0    83900
REDWOOD TR INC                 COM              758075402     2385    65600 SH       SOLE                        0        0    65600
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105     2794    75036 SH       SOLE                        0        0    75036
SATCON TECHNOLOGY CORP         COM              803893106      237   133100 SH       SOLE                    70000        0    63100
SENECA FOODS CORP NEW          CL A             817070501     4613   219685 SH       SOLE                    43500        0   176185
SENECA FOODS CORP NEW          CL B             817070105     2161   105398 SH       SOLE                    11149        0    94249
SONOSITE INC                   COM              83568G104     3854   135554 SH       SOLE                     7000        0   128554
SONY CORP                      ADR NEW          835699307     4430   110551 SH       SOLE                        0        0   110551
SUNCOR ENERGY INC              COM              867229106      308     3200 SH       SOLE                        0        0     3200
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      171    16669 SH       SOLE                        0        0    16669
TESSERA TECHNOLOGIES INC       COM              88164L100     1616    77700 SH       SOLE                     3600        0    74100
WAL MART STORES INC            COM              931142103     2791    52986 SH       SOLE                        0        0    52986